ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2015 and 2014 are as follows:

	Issued		Outstanding
	2015	2014	2015	2014
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,156,429	4,164,929
Series 10	2,428,925	2,428,925	2,421,225	2,421,225
Series 11	2,489,599	2,489,599	2,486,499	2,486,499
Series 12	2,972,795	2,972,795	2,947,595	2,966,795
Series 14	5,574,290	5,574,290	5,540,940	5,555,990
TOTAL	18,679,738	18,679,738	18,588,788	18,631,538

Schedule Of Operating Partnerships Valuation Allowance [Table Text Block]
Accordingly, the Partnership recorded a valuation allowance as follows:

	2015	2014
Series 7	$-	$-
Series 9	13,983	13,983
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	70,546	70,546
Series 14	3,395	9,517
	$166,257	$172,379

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator And DenominatorIn Earnings Per Share [Table Text Block]
The weighted average number of units outstanding in each series at March 31, 2015 and 2014 are as follows:

	2015	2014
Series 7	1,036,100	1,036,100
Series 9	4,162,096	4,169,462
Series 10	2,421,225	2,421,225
Series 11	2,486,499	2,487,832
Series 12	2,960,395	2,970,128
Series 14	5,550,973	5,562,657
TOTAL	18,617,288	18,647,404